Equity - General information (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Equity	€ 37,038,000,000	€ 34,412,000,000	€ 33,251,000,000	€ 33,249,000,000	€ 33,512,000,000
Shares issued (in shares)	2,660,056,599	2,660,056,599		2,660,056,599	2,660,056,599
Par value (in euros per share)	€ 4
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	€ 10,640,226,396	€ 10,640,000,000		€ 10,640,000,000	€ 10,640,000,000